Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Entity Registrant Name	AMC Networks Inc.
Entity Central Index Key	0001514991
Entity Filer Category	Non-accelerated Filer